Label	Element	Value
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MML Blue Chip Growth Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks long-term capital growth.
Objective, Secondary [Text Block]	oef_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	16.00%
Strategy [Heading]	oef_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets will be invested in equity securities of U.S. companies, the Fund may also invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
In selecting securities, T. Rowe Price generally seeks to identify companies with a leading market position, seasoned management, and strong financial fundamentals. T. Rowe Price believes that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook will result in a higher stock price. It is anticipated that some of the companies targeted will have good prospects for dividend growth and T. Rowe Price may at times invest significantly in stocks of information technology companies.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 1000® Growth Index).
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Performance Initial Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter:	2Q ’20,	27.72%	Lowest Quarter:	2Q ’22,	-25.53%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.72%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.53%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You can lose money by investing in the Fund.
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Foreign Investment Risk; Emerging Markets Risk; Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action, or threat thereof, such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security trading suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. Sanctions, or the threat of sanctions, may cause volatility in regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund. In the event of nationalization, expropriation, confiscation, or other government action, intervention, or restriction, the Fund could lose its entire investment in a particular foreign issuer or country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries and with respect to certain types of investments, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established health care systems. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market. The Fund may invest in foreign securities known as depositary receipts. Investments in depositary receipts are subject to the same risks as direct investment in foreign securities, which include market, political, currency, and regulatory risks.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Growth Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Large Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Small and Mid-Cap Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Cash Position Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall.
A convertible security generally has less potential for gain or loss than the underlying equity security.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer.
In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend. Preferred stocks are also subject to additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.

MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 954
MML Blue Chip Growth Fund | MML Blue Chip Growth Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,248
MML Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	33.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.96%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.78%
MML Blue Chip Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	23.81%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.86%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.55%	[1]
MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	11.10%
Annual Return [Percent]	oef_AnnlRtrPct	0.91%
Annual Return [Percent]	oef_AnnlRtrPct	36.22%
Annual Return [Percent]	oef_AnnlRtrPct	1.88%
Annual Return [Percent]	oef_AnnlRtrPct	29.84%
Annual Return [Percent]	oef_AnnlRtrPct	34.40%
Annual Return [Percent]	oef_AnnlRtrPct	16.34%
Annual Return [Percent]	oef_AnnlRtrPct	(39.50%)
Annual Return [Percent]	oef_AnnlRtrPct	49.53%
Annual Return [Percent]	oef_AnnlRtrPct	35.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.70%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.51%
MML Blue Chip Growth Fund | Service Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	35.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.22%

[1]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.